Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions
15 Provisions

Provisions by type
in EUR million	2024	2023
Reorganisation provisions	201	231
Litigation provisions	288	193
Other provisions	139	355
	628	779
Loan loss provisions for guarantees	146	142
	774	920

Changes in provisions
	Reorganisation		Litigation		Other provisions		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	231	418	193	150	355	455	779	1,022
Additions [1]	146	207	116	78	26	39	288	325
Interest
Releases [1]	-4	-34	-15	-26	-46	-22	-64	-82
Utilised	-163	-356	-31	-23	-196	-11	-390	-389
Exchange rate differences		-1	1	1	-1	-3		-4
Other changes	-10	-3	25	13	1	-104	16	-94
Closing balance	201	231	288	193	139	355	628	779
[1]Additions to provisions and unused amounts released are presented in Note 26 'Other operating expenses' in the Statement of Profit or Loss.
As at 31 December 2024, amounts expected to be settled within 12 months in provisions amount to EUR 574 million (2023: EUR 720 million). The amounts included are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.
Reorganisation provisions
The additions in 2024 mainly relate to restructuring activities in Belgium, the Netherlands, and at head office. In 2023, the additions to the reorganisation provisions mainly relate to restructuring activities in Belgium, Poland, and the Netherlands.
These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.
Litigation provisions
Reference is made to Note 41 'Legal proceedings' for developments in litigation provisions.
Other provisions
In 2024, the utilisations in the Other provisions mainly relate to the provision for the compensation of Dutch retail customers for past interest charges that did not sufficiently track market rates. This provision of EUR 180 million was recognized in 2021 and subsequently had been increased by EUR 75 million in 2023.
In 2023, ING Group voluntarily changed its accounting policy for non-financial guarantees that are subject to contractual indemnification rights from IAS 37 principles to loan commitment accounting under IFRS 9. The change from IAS 37 to IFRS 9 resulted in derecognition of the existing IAS 37 provision of EUR 109 million as per 1 January 2023 and recognition of a provision for expected credit losses of EUR 151 million for non-financial guarantees as per 1 January 2023 (EUR 42 million pre-tax impact on Equity at the beginning of 2023). This change is included in Other changes in the movement table.
For details and changes on loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraph 'Loan loss provisioning'.